Employee Benefits and Compensation Plans	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Share-based Compensation Plans
On December 24, 2014, as a result of Treasury completing the sale of all of its remaining shares in Ally's common stock, Ally exited the Troubled Asset Relief Program (TARP), which required us to comply with certain limitations on executive pay as determined by the Special Master of TARP Compensation (Special Master). Under TARP we established stock salary, or Deferred Stock Units (DSUs), and TARP Stock, or Incentive Restricted Stock Units (IRSUs), as forms of compensation to our senior executives, which were approved by the Special Master. During 2015, we discontinued granting DSU and IRSU awards to senior executives. We also grant Restricted Stock Units (RSUs) to executives under the Ally Financial 2014 Incentive Compensation Plan, which allows us to grant an array of equity-based and cash incentive awards to our named executive officers and other employees and service providers (other than our non-employee directors). Each of our approved compensation plans and awards were designed to provide our executives with an opportunity to share in the future growth in the value of Ally, which is necessary to attract and retain key executives.
Prior to our IPO in April 2014, all share-based awards were settled in cash and required liability treatment under the accounting guidance. Accounting treatment for liability-classified awards requires compensation expense to be adjusted each period until the awards are settled based on the value of the underlying share price. Prior to IPO, the Ally Board of Directors was required to determine a share price valuation (Share Price Valuation) for share-based compensation awards not less than annually. The Share Price Valuation determined by the Board prior to the IPO, assisted by an independent advisor, considered, among other things, the stock price performance, on an indexed basis, of publicly traded common stock issued by certain comparative companies and considered Ally’s common stock as if it were freely tradable in the public markets. After the IPO, the share price valuation is based on the trading price for our stock. Also, after the IPO, certain awards, both existing and future grants, will be settled in stock and, as a result, will be accounted for as equity awards under the accounting guidance. For equity-classified awards, the compensation expense to be recognized over the vesting and service period is determined on the grant date. Certain awards will continue to require liability treatment and receive the same treatment as previously noted. For valuation purposes, we utilize Ally’s share price as of the grant date and the end of each reporting period for determining the necessary share-based compensation expense, depending on the classification of the awards. The per-share fair value based on market price for purposes of share-based compensation was $18.64 as of December 31, 2015. We had 35,838,068 shares authorized and available for future grants of incentive-based equity awards at December 31, 2015.
During 2015 and 2014, we entered into prepaid equity forward contracts to economically hedge a portion of the price risk driven by fluctuations in the fair value of our DSU and IRSU awards. The prepaid equity forward contracts are hybrid instruments containing an embedded forward contract, which is considered a derivative instrument. The embedded derivative instrument is bifurcated from the host contract and is recorded at fair value with changes in fair value recorded as compensation and benefits expense in our Consolidated Statement of Income. For further information on our derivative instruments, refer to Note 22.
RSU Awards
RSU awards are incentive awards that have been granted to employees as phantom shares of Ally. Prior to our IPO, these awards were paid in cash. As a result, RSU awards required liability treatment and were remeasured quarterly at the Share Price Valuation until they were paid. The compensation costs related to these awards were ratably charged to expense over the applicable service period. Changes in the value related to the portion of the awards that had vested and had not been paid were recognized in earnings in the period in which the changes occurred. After the IPO, the majority of existing RSU awards settle in the form of Ally common stock, which changed the award classification from a liability award to an equity award. As a result of this classification change, a modification to the accounting for the existing awards was required. As part of the modification, the stock closing price on the date of the IPO (April 10, 2014) of $23.98 was used as the modification date value, which resulted in the recording of an increase to additional paid-in capital of $62 million, with a corresponding decrease in the liability. The remaining RSU cost for these awards, based on the modification date value, will be ratably charged to expense over the applicable service periods with an offset to additional paid-in capital. RSU awards granted in 2012 can vest in one of two different methods. The first method allows vesting ratably over a three-year period starting on the date the award was issued, with awards fully vesting in February 2015. The second method allows vesting ratably over a two-year period, starting on the date the award was issued, with awards fully vesting in February 2014. RSU awards granted in 2015, 2014, and 2013 vest using a single method where vesting is ratable over a two-year period starting on the date the award was issued, with the majority of the awards fully vesting in January 2017, 2016, and 2015. At December 31, 2015, there were a total of 6,476,427 RSU award shares outstanding, composed of 254,150 shares awarded during 2013, 1,691,509 shares awarded during 2014, and 4,530,768 shares awarded during 2015. At December 31, 2014, there were a total of 4,293,216 RSU award shares outstanding, composed of 17,571 shares awarded during 2009, 17,219 shares awarded during 2010, 0 shares awarded during 2011, 453,735 shares awarded during 2012, 2,053,271 shares awarded during 2013, and 1,751,420 shares awarded during 2014. We recognized expense related to RSU awards of $49 million, $46 million, and $64 million for the years ended December 31, 2015, 2014, and 2013, respectively. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income.
DSU Awards
DSU awards were generally granted to senior executives as phantom shares of Ally and were included as part of their base salary. DSU awards were commonly granted ratably each pay period throughout the year, vested immediately upon grant, and paid in cash. DSUs awarded in 2013, 2014, and 2015 will generally be redeemable in three equal installments: the first on the final payroll date of the respective year of grant, the second ratably over the first year following the grant date, and the third ratably over the second year following the grant date. The DSU awards require liability treatment and are remeasured monthly at fair value based on market price until they are paid, with each change in value fully charged to compensation expense in the period in which the change occurs. At December 31, 2015, and December 31, 2014, there were a total of 1,395,105 and 3,009,942 DSU awards outstanding, respectively. We recognized expense related to DSU awards, before economic hedge, of $3 million, $42 million, and $65 million for the years ended December 31, 2015, 2014, and 2013, respectively, for the outstanding awards. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income. For further information on our derivative instruments, refer to Note 22.
IRSU Awards
IRSU awards were incentive awards that had been granted to senior executives as phantom shares of Ally and vested based on continued service with Ally. IRSU awards from 2009, 2010, and 2011 have fully vested. There were no IRSU awards granted to senior executives in 2012. IRSU awards from 2013 vest two-thirds after two years from grant date and in full three years from grant date. IRSU awards from 2014 vest in 2016. As of December 31, 2014, Ally had repaid 100% of its TARP obligations, allowing complete payment of the fully vested awards. The vested IRSU awards that were being deferred until repayment of TARP obligations were paid out in January 2015. The remaining unvested IRSU awards are paid in cash after the vesting requirement is met. Payouts are based on fair value of Ally shares at the time of the payout. The awards require liability treatment and are remeasured monthly at fair value based on market price until they are paid. The compensation costs related to these awards are ratably charged to expense over the requisite service period. Changes in value relating to the portion of the awards that have vested and have not been paid are recognized in earnings in the period in which the changes occur. At December 31, 2015, and December 31, 2014, there were a total of 51,103 and 690,355 IRSU award shares outstanding, respectively. We recognized an expense related to IRSU awards, before economic hedge, of $1 million and $8 million for the years ended December 31, 2015, and 2013, respectively, and a reduction of expense, before economic hedge, of $2 million for the year ended December 31, 2014, for the outstanding awards. These costs were recorded as compensation and benefits expense in our Consolidated Statement of Income. For further information on our derivative instruments, refer to Note 22.